FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-01700
                                                     ---------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN GOLD AND PRECIOUS METALS FUND

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   6

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 98.0%
       GOLD AND DIVERSIFIED RESOURCES 9.5%
       Anglo American PLC ....................................................      United Kingdom         256,100     $  5,668,435
       Anglo American PLC, ADR ...............................................      United Kingdom         420,479        9,385,091
       Freeport McMoRan Copper & Gold Inc., B ................................      United States          999,211       34,632,653
    (a)Mvelaphanda Resources Ltd .............................................       South Africa        2,250,000        4,893,231
    (a)Sociedad Minera El Brocal SA ..........................................           Peru                1,006            2,241
                                                                                                                       ------------
                                                                                                                         54,581,651
                                                                                                                       ------------
       GOLD EXPLORATION 8.0%
    (a)Alamos Gold Inc. ......................................................          Canada             696,400        2,102,340
    (a)Alamos Gold Inc., 144A ................................................          Canada             400,000        1,207,547
    (a)Ballarat Goldfields NL ................................................        Australia         10,000,000        1,716,993
    (a)Bendigo Mining Ltd ....................................................        Australia          6,000,000        4,823,189
    (a)European Minerals Corp. ...............................................          Canada             550,000          279,642
    (a)European Minerals Corp., 144A .........................................          Canada          10,600,000        5,389,474
    (a)European Minerals Corp., wts., 4/01/10 ................................          Canada           5,300,000          842,105
    (a)Gammon Lake Resources Inc. ............................................          Canada           1,364,500        8,249,331
    (a)Guinor Gold Corp., wts., 2/20/49 ......................................          Canada           3,000,000        2,502,483
    (a)Ivanhoe Mines Ltd. ....................................................          Canada           1,628,600       11,217,447
    (a)Ivanhoe Mines Ltd., wts., 12/19/05 ....................................          Canada             159,300           88,588
    (a)Metallica Resources Inc. ..............................................          Canada           1,488,998        2,129,252
    (a)Metallica Resources Inc., wts., 12/11/08 ..............................          Canada             494,499          137,497
    (a)Miramar Mining Corp. ..................................................          Canada           1,330,000        1,193,962
(a),(b)Miramar Mining Corp., wts., 6/09/05 ...................................          Canada             165,000               --
    (a)Nevsun Resources Ltd. .................................................          Canada             877,000        1,693,037
    (a)Pan Australian Resources Ltd. .........................................        Australia          9,000,000        1,685,775
    (a)Shore Gold Inc. .......................................................          Canada             375,000        1,206,554
                                                                                                                       ------------
                                                                                                                         46,465,216
                                                                                                                       ------------
       LONG LIFE GOLD MINES 56.9%
       Agnico-Eagle Mines Ltd. ...............................................          Canada             750,000        9,862,500
       AngloGold Ashanti Ltd .................................................       South Africa           62,530        2,001,338
       AngloGold Ashanti Ltd., ADR ...........................................       South Africa        1,021,327       32,457,772
       Barrick Gold Corp. ....................................................          Canada           2,076,671       46,351,297
    (a)Centerra Gold Inc. ....................................................          Canada              40,000          603,773
    (a)Centerra Gold Inc., 144A ..............................................          Canada             536,600        8,099,623
       Compania de Minas Buenaventura SA .....................................           Peru              100,593        2,155,233
       Compania de Minas Buenaventura SA, ADR ................................           Peru              988,986       21,114,851
       Gold Fields Ltd. ......................................................       South Africa          604,999        6,057,338
       Gold Fields Ltd., ADR .................................................       South Africa          854,528        8,502,554
       Goldcorp Inc. .........................................................          Canada           1,350,000       17,487,380
    (a)Goldcorp Inc., wts., 5/30/07 ..........................................          Canada             912,500        1,783,317
       Harmony Gold Mining Co. Ltd. ..........................................       South Africa        1,343,000        8,552,736
       Harmony Gold Mining Co. Ltd., ADR .....................................       South Africa          200,000        1,254,000
       Highland Gold Mining Ltd. .............................................      United Kingdom         524,000        1,863,080
    (a)Lihir Gold Ltd. .......................................................     Papua New Guinea      8,566,841        6,752,862


                                          Quarterly Statement of Investments | 3

FRANKLIN GOLD AND PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONT.)
       LONG LIFE GOLD MINES (CONT.)
    (a)Lihir Gold Ltd., ADR, 144A ............................................     Papua New Guinea         50,000     $    823,000
    (a)Meridian Gold Inc. ....................................................          Canada           1,670,260       25,477,884
       Newcrest Mining Ltd. ..................................................        Australia          3,630,828       41,966,864
       Newmont Mining Corp. ..................................................      United States          770,714       29,264,011
    (a)Oxiana Ltd. ...........................................................        Australia          9,882,655        6,710,249
       Placer Dome Inc. ......................................................          Canada           2,471,655       33,021,311
    (a)Randgold Resources Ltd., ADR ..........................................      Jersey Islands       1,312,600       15,600,251
    (a)Western Areas Ltd. ....................................................       South Africa          402,225        1,581,146
    (a)Western Areas Ltd., ADR ...............................................       South Africa           26,430          103,896
                                                                                                                       ------------
                                                                                                                        329,448,266
                                                                                                                       ------------
       MEDIUM LIFE GOLD MINES 11.4%
    (a)Apollo Gold Corp ......................................................          Canada           1,000,000          397,219
    (a)Cambior Inc. ..........................................................          Canada           2,130,000        4,111,936
    (a)Eldorado Gold Corp. ...................................................          Canada           2,145,000        5,112,214
    (a)Glamis Gold Ltd. ......................................................          Canada             948,500       13,032,390
       IAMGOLD Corp. .........................................................          Canada             617,400        3,766,937
       Kingsgate Consolidated Ltd. ...........................................        Australia          1,855,148        3,272,147
    (a)Kinross Gold Corp. ....................................................          Canada           3,513,012       18,977,940
    (a)Northgate Minerals Corp. ..............................................          Canada           1,150,000        1,269,911
    (a)Queenstake Resources Ltd. .............................................          Canada           7,500,000        1,459,782
    (a)Rio Narcea Gold Mines Ltd. ............................................          Canada           1,100,000        1,476,862
    (a)Semafo Inc. ...........................................................          Canada           3,000,000        3,074,479
(a),(b)Semafo Inc., wts., 144A, 12/18/06 .....................................          Canada           1,225,000          205,342
    (a)Yamana Gold Inc .......................................................          Canada           2,640,000        7,697,160
    (a)Yamana Gold Inc., wts., 7/31/08 .......................................          Canada           1,150,000        2,073,883
                                                                                                                       ------------
                                                                                                                         65,928,202
                                                                                                                       ------------
       MUTUAL FUNDS 1.3%
       Central Fund Canada- Class A ..........................................          Canada           1,405,000        7,530,800
                                                                                                                       ------------
       PLATINUM & PALLADIUM 10.9%
       Anglo American Platinum Corp. Ltd. ....................................       South Africa           40,000        1,569,117
       Anglo American Platinum Corp. Ltd., ADR ...............................       South Africa          571,138       22,404,553
       Impala Platinum Holdings Ltd. .........................................       South Africa          248,000       20,556,084
       Impala Platinum Holdings Ltd., ADR ....................................       South Africa          771,200       15,980,698
    (a)North American Palladium Ltd. .........................................          Canada             132,000          700,505
    (a)Stillwater Mining Co. .................................................      United States          253,245        1,848,695
                                                                                                                       ------------
                                                                                                                         63,059,652
                                                                                                                       ------------
       TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (COST $445,351,442) ....                                          567,013,787
                                                                                                                       ------------


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN GOLD AND PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY           SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS (COST $12,643,592) 2.2%
       MONEY FUND
    (c)Franklin Institutional Fiduciary Trust Money Market Portfolio .........      United States       12,643,592     $ 12,643,592
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $457,995,034) 100.2% ..........................                                          579,657,379
       OTHER ASSETS, LESS LIABILITIES (0.2)% .................................                                             (898,445)
                                                                                                                       ------------
       NET ASSETS 100.0% .....................................................                                         $578,758,934
                                                                                                                       ------------

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depositary Receipt
PLC - Public Limited Co.

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At April 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...........................................   $ 458,653,815
                                                                  -------------

Unrealized appreciation .......................................   $ 158,561,475
Unrealized depreciation .......................................     (37,557,911)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $ 121,003,564
                                                                  -------------

2. RESTRICTED SECURITIES

At April 30, 2005, the Fund held investments in restricted and illiquid securities, as follows:

--------------------------------------------------------------------------------------------------
                                                           ACQUISITION
WARRANTS            ISSUER                                     DATE          COST           VALUE
--------------------------------------------------------------------------------------------------
  165,000    (a)Miramar Mining Corp. wts., 6/09/05 ......     12/5/03       $17,537       $     --
1,225,000    (b)Semafo Inc., wts., 144A, 12/18/06 .......    12/18/03        21,630        205,342
                                                                                          --------
             TOTAL RESTRICTED SECURITIES (0.04% OF NET ASSETS) ....................       $205,342
                                                                                          ========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $1,193,962 as of April 30, 2005.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $3,074,479 as of April 30, 2005.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of



13524-1

Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/Jimmy D. Gambill
   -------------------
      Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date    June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
   -------------------
      Jimmy D. Gambill
     Chief Executive Officer - Finance and Administration
Date    June 20, 2005


By /s/Galen G. Vetter
   ------------------
      Galen G. Vetter
       Chief Financial Officer
Date    June 20, 2005










                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Gold and Precious Metals Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005




/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Gold and Precious Metals Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005



/s/GALEN G. VETTER
Chief Financial Officer